BASIS OF PRESENTATION, LIQUIDITY - Additional Information (Details) - USD ($)		12 Months Ended
	Jun. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit		$ 1,267,378,000	$ 1,259,428,000
Net cash inflow (used) from operations		(8,821,000)	(4,457,000)	$ (4,478,000)
Net income (loss) attributable to UTStarcom Holdings Corp.		(7,950,000)	(4,368,000)	(3,851,000)
Cash and cash equivalents		33,814,000	43,913,000	$ 49,968,000
Reverse split stock	one-for-four
Subsidiaries | China
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents		10,000,000	$ 17,200,000
Accumulated profit determined in accordance with accounting standards of a particular country that can be paid as dividends		$ 0